Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Schedule of revenues, costs of revenues and gross margins

	Advertising	MVAS	Other	Total
	(In thousands, except percentages)
Year ended December 31, 2011:
Net revenues	$368,805	$83,457	$30,567	$482,829
Costs of revenues	157,458	53,235	4,655	215,348
Gross margin	57%	36%	85%	55%
Year ended December 31, 2010:
Net revenues	$290,814	$86,183	$25,620	$402,617
Costs of revenues	116,295	49,612	2,503	168,410
Gross margin	60%	42%	90%	58%
Year ended December 31, 2009:
Net revenues	$227,895	$119,341	$11,331	$358,567
Costs of revenues	99,835	56,851	1,606	158,292
Gross margin	56%	52%	86%	56%

Schedule of geographic operations

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2011:
Net revenues	$479,341	$3,488	$482,829
Long-lived assets	74,112	399	74,511
Year ended and as of December 31, 2010:
Net revenues	$398,743	$3,874	$402,617
Long-lived assets	32,690	599	33,289
Year ended and as of December 31, 2009:
Net revenues	$355,585	$2,982	$358,567
Long-lived assets	22,346	676	23,022